Note 19 - Fair Value of Financial Instruments and Fair Value Measurements - Quantitative Information for Financial Instruments Measured at Fair Value (Details) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Other real estate owned	$ 1,320	$ 1,841	$ 4,256
Fair Value, Nonrecurring [Member]
Impaired Loans	5,985	3,352
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Impaired Loans	5,985	3,352
Valuation, Market Approach [Member] | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Impaired Loans	5,985	3,352
Other real estate owned	$ 1,320	$ 1,841
Valuation, Market Approach [Member] | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Measurement Input, Appraised Value [Member]
Impaired Loans	0	0
Other Real Estate	0	0
Valuation, Market Approach [Member] | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Measurement Input, Appraised Value [Member]
Impaired Loans	0.2	0.2
Other Real Estate	0.2	0.2